Long-Term and Other Short-Term Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Long-term and Other Short-term Obligations
The following table summarizes long-term and other short-term obligations as of June 30, 2021 and 2020:

	June 30,
(in thousands)	2021	2020
Secured subordinate convertible promissory note; payable in annual installments of $4,750,000 with interest at the prime rate; matures in January 2022; secured by the assets of the Company; subordinated to the loan and security agreement	$—	$9,500
Unsecured promissory note; payable in annual installments of $875,000 with interest at the prime rate plus 1.00%; paid in full in January 2021; subordinated to line of credit	—	875
Note to a bank with interest at LIBOR (0.86% at June 30, 2021) plus 1.75%; payable in quarterly installments of $1,179,800 principal with applicable interest; matures in September 2026; secured by specific assets of the Company. Loan amended April 2021, quarterly payments of $1,065,807 reduced from $1,179,800 starting June 2021. Revised maturity date July 2026	81,055	96,461
Capital expenditures borrowings, payable during draw periods in monthly interest payments at Alternate Base Rate (ABR) (4% at June 30, 2021) with draw expiring July 2026	45,084	16,174
Capital expenditures borrowing, payable during draw periods in monthly interest payments at LIBOR plus 1.75% with draw period expiring in July 2022. Capital expenditures borrowings rolled into ABR capital expenditures borrowings.	—	28,757

	June 30,
(in thousands)	2021	2020
Note to a bank with interest fixed at 3.60%, payable in monthly installments of $60,333 principal with applicable interest; matures in April 2023	1,227	1,836
Note to a bank with interest fixed at 2.75%, payable in monthly installments of $60,825 principal with applicable interest; matures in March 2024	1,876	—
Unsecured note to a bank, under the Paycheck Protection Program offered by the Small Business Administration, with an interest rate of 1.00%; matures in April 2022.	—	6,525
Delayed Draw Term Loan (“DDTL”) with interest at LIBOR plus 1.84%. Matures in July 2024. Interest only through draw period ending April 2022.	29,250	—
DDTL with ABR (4.00% at June 30, 2021). Matures in July 2024. Interest only through draw period ending May 2022. No interest payments in fiscal year 2021.	37,892	—
Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022;	2,917
Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022;	2,917
Short term unsecured promissory note; principal and interest payable upon maturity with interest at 1.06%; matures in December 31 2021;	5,834

	208,052	160,128
Less current maturities	(22,964)	(16,298)
Less unamortized deferred financing costs	(1,547)	(791)

	$183,541	$143,039

Schedule of Maturities of Long-term and Other Short-term Borrowings	Maturities of long-term and other short-term borrowings for succeeding years are as follows:

(in thousands)
Year Ending June 30,
2022	$22,964
2023	12,562
2024	11,695
2025	69,007
2026	91,824

$208,052